ACCOUNTING POLICIES - Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets Held under Capital Leases [Member]
Property and equipment:
Depreciation	$ 0	$ 15,800,000	$ 16,600,000
Minimum [Member]
Property and equipment:
Drydocking expense reimbursement period	2 years
Minimum [Member] | Vessels
Property and equipment:
Property, Plant and Equipment, Useful Life	40 years
Minimum [Member] | Deferred drydocking expenditure
Property and equipment:
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Office equipment and fittings
Property and equipment:
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property and equipment:
Drydocking expense reimbursement period	5 years
Maximum [Member] | Vessels
Property and equipment:
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Deferred drydocking expenditure
Property and equipment:
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office equipment and fittings
Property and equipment:
Property, Plant and Equipment, Useful Life	6 years
Newbuildings
Property and equipment:
Interest Costs Capitalized	22,500,000	10,300,000	3,600,000
Vessel to FSRU retrofitting
Property and equipment:
Interest Costs Capitalized	$ 0	$ 1,800,000	$ 1,900,000